Summary of Significant Accounting Policies - Short-term and long-term investment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term investment
Short-term investment used as a collateral to issue of bank acceptance draft	¥ 900,000	¥ 904,000
Debt Securities, Held-to-Maturity, Pledged Status [Extensible Enumeration]	us-gaap:AssetPledgedAsCollateralMember	us-gaap:AssetPledgedAsCollateralMember
Interest income	¥ 209,061	¥ 212,713	¥ 329,812
Fair value change loss of investments	¥ 70,437	¥ 40,076	¥ (2,948)